EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Disclosure of joint ventures	The partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022
Joint Ventures
Various	Various	Various	15% - 75%	15% - 68%	$19,554	$19,404
					19,554	19,404
Associates
Various	Various	Various	16% - 50%	16% - 50%	321	539
					321	539
Total					$19,875	$19,943

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2023 and December 31, 2022:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Equity accounted investments, beginning of period	$19,943	$20,807
Additions	160	100
Disposals and return of capital distributions	(491)	(967)
Share of net earnings from equity accounted investments	(145)	826
Distributions received	(76)	(263)
Foreign currency translation	187	(578)
Reclassification (to) from assets held for sale	74	(276)
Impact of deconsolidation(1)	—	(706)
Manager Reorganization(2)	—	1,061
Acquisition of Foreign Investments(2)	211	—
Other comprehensive income and other	12	(61)
Equity accounted investments, end of period	$19,875	$19,943
(1)The prior year includes the impact of deconsolidation of assets that were accounted for under the equity method which are now accounted for as financial assets.
(2)See Note 28, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2023			Dec. 31, 2022
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Core Office	Discounted cash flow	6.7%	5.0%	11	6.4%	4.9%	11
Core Retail	Discounted cash flow	6.6%	4.9%	10	6.6%	4.9%	10
LP Investments(1)	Discounted cash flow	7.7%	5.9%	10	7.8%	5.5%	10
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates used as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Disclosure of summarized financial information

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022
Joint Ventures
Various	Various	Various	15% - 75%	15% - 68%	$19,554	$19,404
					19,554	19,404
Associates
Various	Various	Various	16% - 50%	16% - 50%	321	539
					321	539
Total					$19,875	$19,943
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets	$74,132	$76,352
Current assets	3,893	3,822
Total assets	78,025	80,174
Non-current liabilities	28,289	30,777
Current liabilities	8,498	6,888
Total liabilities	36,787	37,665
Net assets	41,238	42,509
Partnership’s share of net assets	$19,875	$19,943

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Revenue	$1,281	$1,230	$2,640	$2,409
Expenses	1,076	777	2,167	1,675
Income (loss) from equity accounted investments(1)	(2)	8	9	33
Income before fair value gains, net	203	461	482	767
Fair value (losses) gains, net	(661)	367	(1,037)	890
Net (loss) income	(458)	828	(555)	1,657
Partnership’s share of net (loss) earnings	$(198)	$419	$(174)	$799
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.